GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance as of January 1	$ 203,693	$ 164,092
Acquisition
Impairment		(87,043)
Revaluation (foreign currency exchange)		(256)
Final adjustments to Undertone's purchase price (see Note 4)	(12,956)
Balance as of December 31	190,737	203,693
Undertone [Member]
Goodwill [Line Items]
Acquisition		119,448
Final adjustments to Undertone's purchase price (see Note 4)	590
Balance as of December 31	$ 106,492
MMR [Member]
Goodwill [Line Items]
Acquisition		$ 7,452